Other Current Liabilities - Summary of Components of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities Disclosure [Abstract]
Derivatives	$ 0	$ 558	$ 1
Other current liabilities	163	28	190
Current portion of capital lease	49	48	90
Contingent liability	1,432	0
Working capital liability	1,057	6,805
Total other current liabilities	$ 2,701	$ 7,439	$ 281